Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated
July 27, 2023
to the
Distillate Small/Mid Cash Flow ETF (DSMC)
Summary Prospectus, dated October 4, 2022, as previously supplemented and Prospectus and Statement of Additional Information (“SAI”),
each dated August 22, 2022, as previously supplemented
a series of ETF Series Solutions
Effective on August 8, 2023, the Distillate Small/Mid Cash Flow ETF (the “Fund”) will transfer its primary listing to the New York Stock Exchange and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be changed to refer to the New York Stock Exchange.
Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement for future reference.
Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Distillate Small/Mid Cash Flow ETF
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSMC